UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA Funds Trust		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

ITEM 1. Schedule of Investments.

Limited Access

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Construction & Mining Machinery — 6.7%
Fenner plc (Britain)	5,727,046	$14,846,214
Metso Oyj (Finland)*	144,590	4,219,487
		$19,065,701
Flow Control Equipment — 6.5%
KSB AG (Preference Shares) (Germany)	30,035	$12,494,362
Sulzer AG (Switzerland)	56,029	5,866,194
		$18,360,556
Apparel, Footwear & Acc Design — 5.0%
Burberry Group plc (Britain)	277,280	$4,947,858
Prada SpA (Italy)	2,847,190	9,143,746
		$14,091,604
Professional Services — 4.3%
Pagegroup plc (Britain)	2,803,732	$12,166,698

Application Software — 4.2%
SAP SE (Germany)	63,684	$5,824,048
TOTVS SA (Brazil)	645,590	6,030,787
		$11,854,835
Oil & Gas Services & Equipment — 4.1%
Fugro NV (CVA) (Netherlands)*	522,258	$8,449,688
ShawCor, Ltd. (Canada)	124,200	3,064,411
		$11,514,099
Building Maintenance Services — 3.3%
Spotless Group Holdings, Ltd. (Australia)	11,483,745	$9,462,432

Infrastructure Software — 3.2%
Atea ASA (Norway)	210,081	$2,128,507
Oracle Corporation	180,350	7,084,148
		$9,212,655
Beverages — 3.0%
Britvic plc (Britain)	808,570	$6,321,665
Diageo plc (Britain)	74,249	2,126,756
		$8,448,421
Comml & Res Bldg Equip & Sys — 2.6%
Volution Group plc (Britain)	3,422,584	$7,510,382

Jewelry & Watch Stores — 2.6%
Signet Jewelers, Ltd.	98,870	$7,368,781

Other Commercial Services — 2.5%
ALS, Ltd. (Australia)	1,534,031	$7,051,899

Material Handling Machinery — 2.4%
Konecranes Oyj (Finland)	195,630	$6,934,951

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Defense Primes — 2.3%
Avon Rubber plc (Britain)	495,892	$6,491,776

Other Wholesalers — 2.2%
Safilo Group SpA (Italy)*	639,379	$6,124,929

Real Estate Services — 2.0%
LSL Property Services plc (Britain)	2,019,008	$5,587,158

Advertising & Marketing — 1.7%
Publicis Groupe SA (France)	62,670	$4,742,097

Specialty Apparel Stores — 1.7%
Hugo Boss AG (Germany)	85,160	$4,714,064

Industrial Distribution & Rental — 1.4%
Aggreko plc (Britain)	325,886	$4,017,687

Rubber & Plastic — 1.3%
Ansell, Ltd. (Australia)	209,230	$3,693,804

Aircraft & Parts — 1.3%
Meggitt plc (Britain)	626,560	$3,657,043

Internet Media — 1.1%
Baidu, Inc. (ADR) (China)*	16,970	$3,089,728

Home & Office Furnishings — 1.0%
Howden Joinery Group plc (Britain)	508,451	$2,848,606

Semiconductor Manufacturing — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	64,040	$1,958,984

OTHER COMMON STOCKS — 3.2%		$9,077,812

TOTAL COMMON STOCKS — 70.3% (Cost $200,722,740)		$199,046,702

BONDS & DEBENTURES

U.S. Treasury — 8.8%
U.S. Treasury Notes — 0.375% 10/31/2016 (Cost $24,998,496)	$25,000,000	$25,001,465

TOTAL INVESTMENT SECURITIES — 79.1% (Cost $225,721,236)		$224,048,167

See notes to financial statements.

	Principal Amount	Fair Value
Short-Term Investments — 21.9%
State Street Bank Repurchase Agreement — 0.03% 10/3/2016
(Dated 09/30/2016, repurchase price of $61,975,155, collateralized by $55,820,000 principal amount U.S. Treasury Bond - 2.875% 2045, fair value $63,216,150)	$61,975,000	$61,975,000
TOTAL SHORT-TERM INVESTMENTS (Cost $61,975,000)		$61,975,000

TOTAL INVESTMENTS — 101.0% (Cost $287,696,236)		$286,023,167
Other Assets and Liabilities, net — (1.0)%		(2,875,137)
NET ASSETS — 100.0% — NOTE 2		$283,148,030

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities.  Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The following table presents the valuation levels of the Fund’s investments as of September 30, 2016:

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2016

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Construction & Mining Machinery	$14,846,214	$4,219,487	$—	$19,065,701
Flow Control Equipment	—	18,360,556	—	18,360,556
Apparel, Footwear & Acc Design	—	14,091,604	—	14,091,604
Professional Services	—	12,166,698	—	12,166,698
Application Software	6,030,787	5,824,048	—	11,854,835
Oil & Gas Services & Equipment	3,064,411	8,449,688	—	11,514,099
Building Maintenance Services	—	9,462,432	—	9,462,432
Infrastructure Software	9,212,655	—	—	9,212,655
Beverages	—	8,448,421	—	8,448,421
Comml & Res Bldg Equip & Sys	—	7,510,382	—	7,510,382
Jewelry & Watch Stores	7,368,781	—	—	7,368,781
Other Commercial Services	—	7,051,899	—	7,051,899
Material Handling Machinery	—	6,934,951	—	6,934,951
Defense Primes	6,491,776	—	—	6,491,776
Other Wholesalers	—	6,124,929	—	6,124,929
Real Estate Services	5,587,158	—	—	5,587,158
Advertising & Marketing	—	4,742,097	—	4,742,097
Specialty Apparel Stores	—	4,714,064	—	4,714,064
Industrial Distribution & Rental	—	4,017,687	—	4,017,687
Rubber & Plastic	—	3,693,804	—	3,693,804
Aircraft & Parts	—	3,657,043	—	3,657,043
Internet Media	3,089,728	—	—	3,089,728
Home & Office Furnishings	—	2,848,606	—	2,848,606
Semiconductor Manufacturing	1,958,984	—	—	1,958,984
Other Common Stocks	4,807,358	4,270,454	—	9,077,812
U.S. Treasury	—	25,001,465	—	25,001,465
Short-Term Investment	—	61,975,000	—	61,975,000
	$62,457,852	$223,565,315	$—	$286,023,167
Forward Foreign Currency Contracts (currency risk)
Payable	$—	$(163,290)	$—	$(163,290)
Receivable	—	378,401	—	378,401
	$—	$215,112	$—	$215,112

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were net transfers of $39,141,344 from Level 1 to Level 2 during the period ended September 30, 2016. The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2016, were due to changes in valuation of international equity securities from the exchange closing price to the fair value price.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At September 30, 2016 the Fund held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

	Local			Unrealized
Foreign Currency Sold	Contract Amount	Settlement Date	Valuation at September 30, 2016	Appreciation / (Depreciation)
EUR	10,822,000	12/21/2016	$12,200,817	$(61,887)
EUR	23,867,000	3/15/2017	27,013,612	52,425
EUR	4,380,000	6/21/2017	4,980,003	18,540
GBP	17,152,000	6/21/2017	22,356,655	307,436

Foreign Currency Bought
EUR	8,786,000	12/21/2016	9,905,413	(101,402)
			$76,456,500	$215,112

	Local			Unrealized
Foreign Currency Sold	Contract Amount	Settlement Date	Valuation at September 30, 2016	Appreciation / (Depreciation)
EUR	10,822,000	12/21/2016	$12,200,817	$(61,887)
EUR	23,867,000	3/15/2017	27,013,612	52,425
EUR	4,380,000	6/21/2017	4,980,003	18,540
GBP	17,152,000	6/21/2017	22,356,655	307,436

Foreign Currency Bought
EUR	8,786,000	12/21/2016	9,905,413	(101,402)
			$76,456,500	$215,112

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2016 (excluding short-term investments), was $238,143,302 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$16,507,502
Gross unrealized depreciation:	(30,602,637)
Net unrealized depreciation:	$(14,095,135)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	November 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date:	November 29, 2016